Share-Based Payments (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended								0 Months Ended	1 Months Ended				0 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Restricted common stock	Jun. 30, 2012 Restricted common stock January 2013	Jun. 30, 2012 Restricted common stock May 2013	Jun. 30, 2012 Restricted common stock January 2014	Jun. 30, 2012 Restricted common stock May 2014	Jun. 30, 2012 Restricted common stock January 2015	Jun. 30, 2012 Restricted common stock May 2015	May 31, 2012 Restricted common stock Independent directors item	Jun. 30, 2012 Restricted common stock Chief Financial Officer	Jun. 30, 2012 Restricted common stock Chief Financial Officer January 2013	Jun. 30, 2012 Restricted common stock Chief Financial Officer January 2014	Jun. 30, 2012 Restricted common stock Chief Financial Officer January 2015	May 31, 2012 Restricted common stock Manager
Share-Based Payments
Awards granted (in shares)									4,500					51,159
Shares granted as a percentage of aggregate number of shares of common stock sold in the IPO														0.50%
Awards granted to each of the entity's independent directors (in shares)									1,500	10,455
Number of independent directors to whom awards were granted									3
Awards to be vested (as a percent)											33.00%	33.00%	33.00%
Vesting period									1 year
Shares authorized (as a percent)	3.00%
Shares initially reserved for issuance under the Equity plan (in shares)	308,335
General and administrative, non-cash stock based compensation	$ 54
Summery of restricted common stock vesting dates
Shares Vesting (in shares)		66,114	3,485	21,553	3,485	17,053	3,485	17,053